Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000224086
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%	1.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	0.39%
FTSE 3-Month Treasury Bill
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	3.45%